UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

ClearBridge International Growth Fund
Class A [LGGAX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge International Growth Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$53	1.06%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$7,101,256,518
Total Number of Portfolio Holdings	67
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge International Growth Fund	PAGE 1	7198-STSR-0626

ClearBridge International Growth Fund
Class C [LMGTX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge International Growth Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$89	1.79%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$7,101,256,518
Total Number of Portfolio Holdings	67
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge International Growth Fund	PAGE 1	7518-STSR-0626

ClearBridge International Growth Fund
Class FI [LMGFX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge International Growth Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class FI	$56	1.11%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$7,101,256,518
Total Number of Portfolio Holdings	67
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge International Growth Fund	PAGE 1	7327-STSR-0626

ClearBridge International Growth Fund
Class R [LMGRX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge International Growth Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$70	1.40%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$7,101,256,518
Total Number of Portfolio Holdings	67
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge International Growth Fund	PAGE 1	7262-STSR-0626

ClearBridge International Growth Fund
Class I [LMGNX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge International Growth Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$40	0.79%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$7,101,256,518
Total Number of Portfolio Holdings	67
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge International Growth Fund	PAGE 1	7326-STSR-0626

ClearBridge International Growth Fund
Class IS [LMGPX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge International Growth Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$34	0.68%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$7,101,256,518
Total Number of Portfolio Holdings	67
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge International Growth Fund	PAGE 1	7285-STSR-0626

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

ClearBridge
International Growth Fund
Financial Statements and Other Important Information
Semi-Annual  | April 30, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
April 30, 2026
 ClearBridge International Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.5%
Communication Services — 2.8%
Entertainment — 1.1%
Spotify Technology SA	175,014	$78,152,502 *
Wireless Telecommunication Services — 1.7%
SoftBank Group Corp.	3,606,405	123,190,560 (a)

Total Communication Services		201,343,062
Consumer Discretionary — 11.0%
Automobile Components — 1.1%
Sumitomo Electric Industries Ltd.	1,138,465	74,949,994 (a)
Broadline Retail — 3.5%
Dollarama Inc.	841,098	107,494,102
Pan Pacific International Holdings Corp.	11,174,478	63,203,444 (a)
Sea Ltd., ADR	946,521	80,340,702 *
Total Broadline Retail		251,038,248
Household Durables — 1.4%
Sony Group Corp.	4,915,857	98,490,827 (a)
Specialty Retail — 2.0%
Industria de Diseno Textil SA	2,413,621	144,456,883 (a)
Textiles, Apparel & Luxury Goods — 3.0%
Cie Financiere Richemont SA, Registered Shares	679,225	130,355,097 (a)
Hermes International SCA	44,067	84,304,653 (a)
Total Textiles, Apparel & Luxury Goods		214,659,750

Total Consumer Discretionary		783,595,702
Consumer Staples — 8.4%
Beverages — 0.5%
Anheuser-Busch InBev SA/NV	470,738	35,569,735 (a)
Consumer Staples Distribution & Retail — 2.9%
Loblaw Cos. Ltd.	2,218,204	102,259,310
Tesco PLC	15,757,002	103,357,982
Total Consumer Staples Distribution & Retail		205,617,292
Food Products — 1.7%
Danone SA	1,555,098	121,838,898 (a)
Personal Care Products — 3.3%
L’Oreal SA	282,683	121,748,521 (a)
Unilever PLC	1,852,474	108,027,278 (a)
Total Personal Care Products		229,775,799

Total Consumer Staples		592,801,724
Energy — 1.1%
Oil, Gas & Consumable Fuels — 1.1%
Woodside Energy Group Ltd.	3,315,795	79,272,863 (a)
See Notes to Financial Statements.
ClearBridge International Growth Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 ClearBridge International Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financials — 14.5%
Banks — 9.1%
Banco Santander SA	12,032,105	$146,819,715 (a)
HSBC Holdings PLC	12,652,615	232,805,915 (a)
KBC Group NV	651,702	86,740,266 (a)
Mitsubishi UFJ Financial Group Inc.	6,083,521	109,277,318 (a)
NatWest Group PLC	9,131,199	72,829,319 (a)
Total Banks		648,472,533
Capital Markets — 2.6%
3i Group PLC	1,601,103	55,682,774 (a)
Deutsche Boerse AG	159,599	48,964,636 (a)
London Stock Exchange Group PLC	626,685	81,316,641 (a)
Total Capital Markets		185,964,051
Financial Services — 1.4%
Adyen NV	33,773	38,111,346 *(a)(b)
ORIX Corp.	1,852,249	62,340,202 (a)
Total Financial Services		100,451,548
Insurance — 1.4%
AXA SA	1,994,111	96,126,709 (a)

Total Financials		1,031,014,841
Health Care — 14.0%
Health Care Equipment & Supplies — 6.0%
Alcon AG	1,126,146	84,069,442 (a)
EssilorLuxottica SA	271,225	57,410,085 (a)
Hoya Corp.	1,105,673	206,477,579 (a)
Terumo Corp.	6,270,873	79,790,719 (a)
Total Health Care Equipment & Supplies		427,747,825
Health Care Technology — 0.3%
Pro Medicus Ltd.	223,356	21,921,870 (a)
Life Sciences Tools & Services — 0.7%
WuXi AppTec Co. Ltd., Class H Shares	2,571,328	45,172,871 (a)(b)
Pharmaceuticals — 7.0%
AstraZeneca PLC	1,110,387	210,665,247 (a)
Galderma Group AG	604,795	126,882,018 (a)
Roche Holding AG	161,154	65,670,255 *(a)
UCB SA	348,662	94,937,649 (a)
Total Pharmaceuticals		498,155,169

Total Health Care		992,997,735
Industrials — 21.2%
Aerospace & Defense — 3.1%
BAE Systems PLC	6,556,038	182,346,764 (a)
See Notes to Financial Statements.

ClearBridge International Growth Fund 2026 Semi-Annual Report

 ClearBridge International Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Aerospace & Defense — continued
Safran SA	110,077	$35,347,136 (a)
Total Aerospace & Defense		217,693,900
Commercial Services & Supplies — 1.9%
Brambles Ltd.	8,388,789	136,674,081
Electrical Equipment — 10.1%
Mitsubishi Electric Corp.	1,495,901	60,031,990 (a)
Prysmian SpA	1,419,661	215,943,528 (a)
Schneider Electric SE	609,804	194,045,012 (a)
Siemens Energy AG	1,175,510	249,116,370 (a)
Total Electrical Equipment		719,136,900
Machinery — 4.6%
Atlas Copco AB, Class A Shares	4,344,124	83,483,830 (a)
Mitsubishi Heavy Industries Ltd.	4,239,467	126,530,700 (a)
Sandvik AB	2,699,966	113,579,852 (a)
Total Machinery		323,594,382
Passenger Airlines — 0.8%
Ryanair Holdings PLC	2,099,516	55,085,390 (a)
Professional Services — 0.7%
Recruit Holdings Co. Ltd.	1,132,627	52,468,906 (a)

Total Industrials		1,504,653,559
Information Technology — 16.7%
Communications Equipment — 0.5%
Nokia oyj, ADR	2,895,957	37,386,805
Electronic Equipment, Instruments & Components — 3.3%
Celestica Inc.	175,682	72,127,462 *
Halma PLC	996,048	59,939,881 (a)
Keyence Corp.	227,464	104,329,986 (a)
Total Electronic Equipment, Instruments & Components		236,397,329
Semiconductors & Semiconductor Equipment — 12.2%
ASM International NV	104,040	101,779,898 (a)
ASML Holding NV	218,757	316,223,367 (a)
Lasertec Corp.	317,348	87,708,140 (a)
Taiwan Semiconductor Manufacturing Co. Ltd.	3,498,982	242,905,869 (a)
Tokyo Electron Ltd.	388,175	114,388,506 (a)
Total Semiconductors & Semiconductor Equipment		863,005,780
Software — 0.7%
SAP SE	289,942	48,679,288 (a)

Total Information Technology		1,185,469,202
See Notes to Financial Statements.
ClearBridge International Growth Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 ClearBridge International Growth Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Materials — 5.5%
Chemicals — 1.8%
Shin-Etsu Chemical Co. Ltd.		2,766,591	$127,379,938 (a)
Metals & Mining — 3.7%
Agnico Eagle Mines Ltd.		532,321	100,188,136
Rio Tinto PLC		1,582,815	159,447,369 (a)
Total Metals & Mining			259,635,505

Total Materials			387,015,443
Utilities — 3.3%
Multi-Utilities — 3.3%
E.ON SE		7,579,714	168,044,143
Engie SA		2,096,524	69,106,820 (a)

Total Utilities			237,150,963
Total Investments before Short-Term Investments (Cost — $5,569,427,042)			6,995,315,094
	Rate
Short-Term Investments — 0.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.497%	18,671,438	18,671,438 (c)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	3.565%	18,671,438	18,671,438 (c)(d)

Total Short-Term Investments (Cost — $37,342,876)			37,342,876
Total Investments — 99.0% (Cost — $5,606,769,918)			7,032,657,970
Other Assets in Excess of Liabilities — 1.0%			68,598,548
Total Net Assets — 100.0%			$7,101,256,518

*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2026, the total market value of investments in Affiliated
Companies was $18,671,438 and the cost was $18,671,438 (Note 8).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts

See Notes to Financial Statements.

ClearBridge International Growth Fund 2026 Semi-Annual Report

 ClearBridge International Growth Fund
Summary of Investments by Country#
Japan	21.2%
United Kingdom	15.7
France	8.3
Germany	7.3
Netherlands	6.5
United States	6.0
Australia	5.7
Canada	5.4
Spain	4.1
Italy	3.9
Switzerland	3.7
Taiwan	3.5
Belgium	3.1
Sweden	2.8
Singapore	1.2
China	0.6
Finland	0.5
Short-Term Investments	0.5
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of April 30, 2026, and are subject to change.
See Notes to Financial Statements.
ClearBridge International Growth Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
April 30, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $5,588,098,480)	$7,013,986,532
Investments in affiliated securities, at value (Cost — $18,671,438)	18,671,438
Cash	268,790
Receivable for securities sold	131,418,297
Dividends receivable from unaffiliated investments	32,296,702
Receivable for Fund shares sold	4,514,965
European Union tax reclaims receivable (Note 1)	4,160,377
Dividends receivable from affiliated investments	85,521
Prepaid expenses	116,820
Total Assets	7,205,519,442
Liabilities:
Payable for securities purchased	78,980,981
Foreign currency due to custodian, at value (Cost — $9,742,464)	9,820,054
Payable for Fund shares repurchased	8,309,739
Investment management fee payable	3,720,675
European Union tax reclaim contingent fees payable (Note 1)	1,020,286
Service and/or distribution fees payable	229,631
Trustees’ fees payable	7,045
Accrued expenses	2,174,513
Total Liabilities	104,262,924
Total Net Assets	$7,101,256,518
Net Assets:
Par value (Note 7)	$944
Paid-in capital in excess of par value	5,146,444,470
Total distributable earnings (loss)	1,954,811,104
Total Net Assets	$7,101,256,518
See Notes to Financial Statements.

ClearBridge International Growth Fund 2026 Semi-Annual Report

Net Assets:
Class A	$889,156,424
Class C	$26,831,275
Class FI	$73,805,425
Class R	$32,220,421
Class I	$3,223,419,305
Class IS	$2,855,823,668
Shares Outstanding:
Class A	12,798,278
Class C	428,658
Class FI	1,010,052
Class R	461,396
Class I	42,254,356
Class IS	37,417,886
Net Asset Value:
Class A (and redemption price)	$69.47
Class C*	$62.59
Class FI (and redemption price)	$73.07
Class R (and redemption price)	$69.83
Class I (and redemption price)	$76.29
Class IS (and redemption price)	$76.32
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$73.51

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
ClearBridge International Growth Fund 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended April 30, 2026

Investment Income:
Dividends from unaffiliated investments	$69,575,392
Dividends from affiliated investments	880,941
European Union tax reclaims (Note 1)	20,398
Less: Foreign taxes withheld	(5,865,342)
Total Investment Income	64,611,389
Expenses:
Investment management fee (Note 2)	23,070,699
Transfer agent fees (Notes 2 and 5)	2,615,219
Service and/or distribution fees (Notes 2 and 5)	1,422,547
Shareholder reports	214,031
Trustees’ fees	169,081
Registration fees	129,414
Custody fees	128,634
Legal fees	117,485
Fund accounting fees	80,908
Commitment fees (Note 9)	28,198
Insurance	23,128
Audit and tax fees	20,285
Miscellaneous expenses	39,916
Total Expenses	28,059,545
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(158,792)
Net Expenses	27,900,753
Net Investment Income	36,710,636
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1, 3 and 10):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	586,632,485
Foreign currency transactions	(33,960)
Net Realized Gain	586,598,525
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(490,860,819)
Foreign currencies	523,780
Change in Net Unrealized Appreciation (Depreciation)	(490,337,039)
Net Gain on Investments and Foreign Currency Transactions	96,261,486
Increase in Net Assets From Operations	$132,972,122
See Notes to Financial Statements.

ClearBridge International Growth Fund 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended April 30, 2026 (unaudited) and the Year Ended October 31, 2025	2026	2025
Operations:
Net investment income	$36,710,636	$67,004,302
Net realized gain	586,598,525	692,812,642
Change in net unrealized appreciation (depreciation)	(490,337,039)	543,502,668
Increase in Net Assets From Operations	132,972,122	1,303,319,612
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(503,405,399)	(83,024,239)
Decrease in Net Assets From Distributions to Shareholders	(503,405,399)	(83,024,239)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	856,375,010	1,651,394,773
Reinvestment of distributions	421,737,508	70,071,601
Cost of shares repurchased	(1,195,914,594)	(1,684,906,562)
Shares redeemed in-kind (Note 10)	—	(153,903,004)
Increase (Decrease) in Net Assets From Fund Share Transactions	82,197,924	(117,343,192)
Increase (Decrease) in Net Assets	(288,235,353)	1,102,952,181
Net Assets:
Beginning of period	7,389,491,871	6,286,539,690
End of period	$7,101,256,518	$7,389,491,871
See Notes to Financial Statements.
ClearBridge International Growth Fund 2026 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$73.54	$61.35	$49.77	$46.37	$65.58	$52.60
Income (loss) from operations:
Net investment income	0.27	0.50	0.43	0.46	0.29	0.05
Net realized and unrealized gain (loss)	0.92	12.43	11.78	3.22	(18.00)	12.93
Total income (loss) from operations	1.19	12.93	12.21	3.68	(17.71)	12.98
Less distributions from:
Net investment income	(1.06)	(0.74)	(0.63)	(0.28)	(0.17)	—
Net realized gains	(4.20)	—	—	—	(1.33)	—
Total distributions	(5.26)	(0.74)	(0.63)	(0.28)	(1.50)	—
Net asset value, end of period	$69.47	$73.54	$61.35	$49.77	$46.37	$65.58
Total return[3]	1.82%	21.30%	24.67%	7.92%	(27.54)%	24.69%
Net assets, end of period (millions)	$889	$940	$793	$602	$572	$544
Ratios to average net assets:
Gross expenses	1.09%[4,5]	1.10%[5]	1.10%[5]	1.12%[5]	1.11%	1.06%
Net expenses[6,7]	1.06 [4,5]	1.06 [5]	1.07 [5]	1.07 [5]	1.06	1.05
Net investment income	0.77 [4]	0.75	0.73	0.87	0.54	0.09
Portfolio turnover rate	40%	68%[8]	49%	43%	32%	39%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized, except for non-recurring income and expense items, if any.
[5]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would not have changed for the period ended April 30, 2026, and the year ended October 31, 2025, and would have been 1.09% and 1.06%, respectively, for the year ended October 31, 2024, and 1.11% and 1.06%, respectively, for the year ended October 31,
2023.

[6]
As a result of an expense limitation arrangement, effective May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.06%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 21, 2021, the expense limitation was 1.15%.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

ClearBridge International Growth Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$66.52	$55.53	$45.09	$42.09	$59.93	$48.43
Income (loss) from operations:
Net investment income (loss)	(0.01)	(0.00)[3]	(0.01)	0.06	(0.11)	(0.40)
Net realized and unrealized gain (loss)	0.85	11.28	10.70	2.94	(16.40)	11.90
Total income (loss) from operations	0.84	11.28	10.69	3.00	(16.51)	11.50
Less distributions from:
Net investment income	(0.57)	(0.29)	(0.25)	—	—	—
Net realized gains	(4.20)	—	—	—	(1.33)	—
Total distributions	(4.77)	(0.29)	(0.25)	—	(1.33)	—
Net asset value, end of period	$62.59	$66.52	$55.53	$45.09	$42.09	$59.93
Total return[4]	1.44%	20.42%	23.77%	7.13%	(28.07)%	23.74%
Net assets, end of period (000s)	$26,831	$30,468	$32,961	$34,311	$38,099	$64,591
Ratios to average net assets:
Gross expenses	1.79%[5,6]	1.80%[6]	1.80%[6]	1.81%[6]	1.80%	1.82%[7]
Net expenses[8,9]	1.79 [5,6]	1.80 [6]	1.80 [6]	1.81 [6]	1.80	1.81 [7]
Net investment income (loss)	(0.02)[5]	(0.00)[10]	(0.01)	0.13	(0.23)	(0.68)
Portfolio turnover rate	40%	68%[11]	49%	43%	32%	39%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized, except for non-recurring income and expense items, if any.
[6]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed for the period ended April 30, 2026, and would have been 1.80% and 1.79%, respectively, for the year ended October 31,
2025, 1.79% and 1.79%, respectively, for the year ended October 31, 2024, and 1.79% and 1.79%, respectively, for the year ended October 31, 2023.

[7]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[8]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	Reflects fee waivers and/or expense reimbursements.
[10]	Amount represents less than 0.005% or greater than (0.005)%.
[11]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
ClearBridge International Growth Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$77.00	$64.15	$52.00	$48.39	$68.33	$54.82
Income (loss) from operations:
Net investment income	0.26	0.48	0.40	0.46	0.22	0.02
Net realized and unrealized gain (loss)	0.98	13.03	12.34	3.35	(18.74)	13.49
Total income (loss) from operations	1.24	13.51	12.74	3.81	(18.52)	13.51
Less distributions from:
Net investment income	(0.97)	(0.66)	(0.59)	(0.20)	(0.09)	—
Net realized gains	(4.20)	—	—	—	(1.33)	—
Total distributions	(5.17)	(0.66)	(0.59)	(0.20)	(1.42)	—
Net asset value, end of period	$73.07	$77.00	$64.15	$52.00	$48.39	$68.33
Total return[3]	1.78%	21.25%	24.64%	7.85%	(27.58)%	24.63%
Net assets, end of period (000s)	$73,805	$84,544	$78,950	$100,390	$96,966	$192,371
Ratios to average net assets:
Gross expenses	1.11%[4,5]	1.10%[5]	1.11%[5]	1.11%[5]	1.13%	1.09%
Net expenses[6,7]	1.11 [4,5]	1.10 [5]	1.11 [5]	1.11 [5]	1.13	1.09
Net investment income	0.71 [4]	0.71	0.65	0.82	0.39	0.03
Portfolio turnover rate	40%	68%[8]	49%	43%	32%	39%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized, except for non-recurring income and expense items, if any.
[5]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would not have changed for the period ended April 30, 2026, and the year ended October 31, 2025, and would have been 1.10% and 1.09%, respectively, for the year ended October 31, 2024, and 1.10% and 1.10%, respectively, for the year ended October 31,
2023.

[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

ClearBridge International Growth Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class R Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$73.77	$61.53	$49.92	$46.52	$65.82	$52.98
Income (loss) from operations:
Net investment income (loss)	0.12	0.27	0.26	0.28	0.10	(0.16)
Net realized and unrealized gain (loss)	0.96	12.49	11.80	3.23	(18.07)	13.00
Total income (loss) from operations	1.08	12.76	12.06	3.51	(17.97)	12.84
Less distributions from:
Net investment income	(0.82)	(0.52)	(0.45)	(0.11)	—	—
Net realized gains	(4.20)	—	—	—	(1.33)	—
Total distributions	(5.02)	(0.52)	(0.45)	(0.11)	(1.33)	—
Net asset value, end of period	$69.83	$73.77	$61.53	$49.92	$46.52	$65.82
Total return[3]	1.62%	20.89%	24.26%	7.52%	(27.76)%	24.24%
Net assets, end of period (000s)	$32,220	$38,262	$32,460	$28,636	$28,311	$38,142
Ratios to average net assets:
Gross expenses	1.42%[4,5]	1.40%[5]	1.41%[5,6]	1.42%[5]	1.41%	1.40%
Net expenses[7,8]	1.40 [4,5]	1.40 [5]	1.41 [5,6]	1.41 [5]	1.40	1.40
Net investment income (loss)	0.36 [4]	0.40	0.43	0.52	0.18	(0.25)
Portfolio turnover rate	40%	68%[9]	49%	43%	32%	39%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized, except for non-recurring income and expense items, if any.
[5]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would not have changed for the period ended April 30, 2026, and would have been 1.40% and 1.39%, respectively, for the year ended October 31,
2025, 1.40% and 1.40%, respectively, for the year ended October 31, 2024, and 1.40% and 1.40%, respectively, for the year ended October 31, 2023.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
ClearBridge International Growth Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$80.30	$66.89	$54.20	$50.45	$71.12	$56.99
Income (loss) from operations:
Net investment income	0.39	0.73	0.64	0.65	0.45	0.25
Net realized and unrealized gain (loss)	1.03	13.57	12.83	3.50	(19.52)	13.99
Total income (loss) from operations	1.42	14.30	13.47	4.15	(19.07)	14.24
Less distributions from:
Net investment income	(1.23)	(0.89)	(0.78)	(0.40)	(0.27)	(0.11)
Net realized gains	(4.20)	—	—	—	(1.33)	—
Total distributions	(5.43)	(0.89)	(0.78)	(0.40)	(1.60)	(0.11)
Net asset value, end of period	$76.29	$80.30	$66.89	$54.20	$50.45	$71.12
Total return[3]	1.94%	21.63%	25.02%	8.21%	(27.34)%	25.02%
Net assets, end of period (millions)	$3,223	$3,424	$2,871	$2,965	$2,687	$4,649
Ratios to average net assets:
Gross expenses	0.79%[4,5]	0.80%[5]	0.80%[5]	0.80%[5]	0.79%	0.78%
Net expenses[6,7]	0.79 [4,5]	0.80 [5]	0.79 [5]	0.80 [5]	0.79	0.78
Net investment income	1.03 [4]	1.02	0.99	1.13	0.78	0.37
Portfolio turnover rate	40%	68%[8]	49%	43%	32%	39%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized, except for non-recurring income and expense items, if any.
[5]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed for the period ended April 30, 2026, and would have been 0.79% and 0.79%, respectively, for the year ended October 31,
2025, 0.78% and 0.78%, respectively, for the year ended October 31, 2024, and 0.79% and 0.79%, respectively, for the year ended October 31, 2023.

[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.90%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense.
This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’
consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

ClearBridge International Growth Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$80.37	$66.96	$54.25	$50.51	$71.20	$57.02
Income (loss) from operations:
Net investment income	0.44	0.81	0.72	0.70	0.50	0.31
Net realized and unrealized gain (loss)	1.02	13.57	12.81	3.50	(19.52)	14.01
Total income (loss) from operations	1.46	14.38	13.53	4.20	(19.02)	14.32
Less distributions from:
Net investment income	(1.31)	(0.97)	(0.82)	(0.46)	(0.34)	(0.14)
Net realized gains	(4.20)	—	—	—	(1.33)	—
Total distributions	(5.51)	(0.97)	(0.82)	(0.46)	(1.67)	(0.14)
Net asset value, end of period	$76.32	$80.37	$66.96	$54.25	$50.51	$71.20
Total return[3]	2.01%	21.74%	25.13%	8.29%	(27.26)%	25.14%
Net assets, end of period (millions)	$2,856	$2,872	$2,478	$1,255	$1,036	$1,242
Ratios to average net assets:
Gross expenses	0.68%[4,5]	0.69%[5]	0.70%[5]	0.72%[5]	0.70%	0.69%
Net expenses[6,7]	0.68 [4,5]	0.69 [5]	0.70 [5]	0.72 [5]	0.70	0.69
Net investment income	1.16 [4]	1.13	1.12	1.21	0.86	0.45
Portfolio turnover rate	40%	68%[8]	49%	43%	32%	39%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized, except for non-recurring income and expense items, if any.
[5]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed for the period ended April 30, 2026, and the year ended October 31, 2025, and would have been 0.69% and 0.69%, respectively, for the year ended October 31, 2024, and 0.71% and 0.71%, respectively, for the year ended October 31,
2023.

[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.80%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board of
Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
ClearBridge International Growth Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
ClearBridge International Growth Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Fund currently operates as a diversified fund. The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”). This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

ClearBridge International Growth Fund 2026 Semi-Annual Report

Pursuant to policies adopted by the Board, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
ClearBridge International Growth Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$78,152,502	$123,190,560	—	$201,343,062
Consumer Discretionary	187,834,804	595,760,898	—	783,595,702
Consumer Staples	205,617,292	387,184,432	—	592,801,724
Industrials	136,674,081	1,367,979,478	—	1,504,653,559
Information Technology	109,514,267	1,075,954,935	—	1,185,469,202
Materials	100,188,136	286,827,307	—	387,015,443
Utilities	168,044,143	69,106,820	—	237,150,963
Other Common Stocks	—	2,103,285,439	—	2,103,285,439
Total Long-Term Investments	986,025,225	6,009,289,869	—	6,995,315,094
Short-Term Investments†	37,342,876	—	—	37,342,876
Total Investments	$1,023,368,101	$6,009,289,869	—	$7,032,657,970

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

ClearBridge International Growth Fund 2026 Semi-Annual Report

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to
ClearBridge International Growth Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. In some cases, the Fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as a dividend receivable in the Statement of Assets and Liabilities and dividend income in the Statement of Operations. In many cases, however, the Fund may not receive such amounts for an extended period of time, depending on the country of investment.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“EU reclaims”). Income recognized, if any, for EU reclaims is reflected as European Union tax reclaims in the Statement of Operations and any related receivable is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected as European Union tax reclaim contingent fees in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns.
(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

ClearBridge International Growth Fund 2026 Semi-Annual Report

2. Investment advisory and management agreement and other transactions with affiliates
The Fund has an investment advisory and management agreement with ClearBridge Investments, LLC (“ClearBridge”). Pursuant to the agreement, ClearBridge provides the Fund with investment advisory, management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at annual rates based on the Fund’s average daily net assets. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. The following chart shows the annual management fee rates for the Fund:

Average Daily Net Assets	Annual Rate
First $1 billion	0.700%
Next $1 billion	0.680
Next $3 billion	0.650
Next $5 billion	0.620
Over $10 billion	0.590
Franklin Templeton Fund Advisor, LLC (“FTFA”) serves as the sub-administrator to the Fund and provides certain administrative services to the Fund pursuant to a separate sub-administration agreement between ClearBridge and FTFA. For FTFA’s services to the Fund, ClearBridge (not the Fund) pays FTFA a fee, calculated daily and payable monthly, at an annual rate of 0.05% of the average daily net assets of the Fund. For Western Asset’s services to the Fund, ClearBridge (not the Fund) pays Western Asset 0.02% of the portion of the Fund’s average daily net assets that are allocated to it by ClearBridge. ClearBridge, FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
As a result of expense limitation arrangements between the Fund and ClearBridge, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.06%, 1.90%, 1.15%, 1.40%, 0.90% and 0.80%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended April 30, 2026, fees waived and/or expenses reimbursed amounted to $158,792, which included an affiliated money market fund waiver of $28,041.
ClearBridge International Growth Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
ClearBridge is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which ClearBridge earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will ClearBridge recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at April 30, 2026, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by ClearBridge and respective dates of expiration as follows:

	Class A	Class R
Expires October 31, 2026	$326,243	—
Expires October 31, 2027	190,785	—
Expires October 31, 2028	305,046	—
Expires October 31, 2029	127,281	$3,470
Total fee waivers/expense reimbursements subject to recapture	$949,355	$3,470
For the six months ended April 30, 2026, ClearBridge did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended April 30, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $35,984 was earned by Investor Services.
There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00%, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000  in the aggregate. These purchases do not incur an initial sales charge.

ClearBridge International Growth Fund 2026 Semi-Annual Report

For the six months ended April 30, 2026, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$37,420	—
CDSCs	1,093	$324
Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by FTFA or an affiliate of FTFA in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended April 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$2,838,016,792
Sales	3,172,886,703
At April 30, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$5,703,908,461	$1,609,337,747	$(280,588,238)	$1,328,749,509
4. Derivative instruments and hedging activities
During the six months ended April 30, 2026, the Fund did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
ClearBridge International Growth Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
For the six months ended April 30, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$1,100,264	$705,307
Class C	141,707	16,446
Class FI	94,345	68,791
Class R	86,231	41,642
Class I	—	1,774,661
Class IS	—	8,372
Total	$1,422,547	$2,615,219
For the six months ended April 30, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$130,770
Class C	113
Class FI	299
Class R	3,608
Class I	12,886
Class IS	11,116
Total	$158,792
6. Distributions to shareholders by class

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
Net Investment Income:
Class A	$13,284,440	$9,617,797
Class C	260,413	170,800
Class FI	971,916	806,767
Class R	421,588	274,299
Class I	52,081,368	37,773,148
Class IS	46,980,732	34,381,428
Total	$114,000,457	$83,024,239
Net Realized Gains:
Class A	$52,823,184	—
Class C	1,919,240	—
Class FI	4,195,350	—
Class R	2,153,242	—
Class I	177,466,245	—
Class IS	150,847,681	—
Total	$389,404,942	—

ClearBridge International Growth Fund 2026 Semi-Annual Report

7. Shares of beneficial interest
At April 30, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,150,675	$79,896,047	2,494,601	$163,614,794
Shares issued on reinvestment	966,465	65,516,629	153,963	9,530,293
Shares repurchased	(2,105,345)	(145,005,982)	(2,793,235)	(178,372,869)
Net increase (decrease)	11,795	$406,694	(144,671)	$(5,227,782)
Class C
Shares sold	26,336	$1,661,066	48,171	$2,853,901
Shares issued on reinvestment	35,578	2,179,152	3,020	170,178
Shares repurchased	(91,312)	(5,728,541)	(186,705)	(11,041,289)
Net decrease	(29,398)	$(1,888,323)	(135,514)	$(8,017,210)
Class FI
Shares sold	75,198	$5,478,757	217,425	$14,914,458
Shares issued on reinvestment	72,458	5,167,006	12,432	806,067
Shares repurchased	(235,541)	(17,267,178)	(362,572)	(25,088,157)
Net decrease	(87,885)	$(6,621,415)	(132,715)	$(9,367,632)
Class R
Shares sold	38,193	$2,668,366	122,514	$8,082,299
Shares issued on reinvestment	37,738	2,574,831	4,404	274,299
Shares repurchased	(133,211)	(9,351,488)	(135,785)	(8,939,408)
Net decrease	(57,280)	$(4,108,291)	(8,867)	$(582,810)
Class I
Shares sold	3,958,040	$299,801,345	10,338,240	$743,049,833
Shares issued on reinvestment	2,888,594	214,795,858	536,542	36,179,032
Shares repurchased	(7,235,374)	(549,039,664)	(11,148,634)	(791,139,483)
Net decrease	(388,740)	$(34,442,461)	(273,852)	$(11,910,618)
Class IS
Shares sold	6,088,607	$466,869,429	10,000,727	$718,879,488
Shares issued on reinvestment	1,768,478	131,504,032	342,751	23,111,732
Shares repurchased	(6,169,670)	(469,521,741)	(9,311,434)	(670,325,356)
Shares redeemed in-kind	—	—	(2,308,430)	(153,903,004)
Net increase (decrease)	1,687,415	$128,851,720	(1,276,386)	$(82,237,140)
ClearBridge International Growth Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended April 30, 2026. The following transactions were effected in such company for the six months ended April 30, 2026.

	Affiliate Value at October 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$52,631,872	$586,153,061	586,153,061	$620,113,495	620,113,495

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$880,941	—	$18,671,438
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended April 30, 2026.
10. Redemptions in-kind
The Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For the six months ended April 30, 2026, the Fund had no redemptions in-kind. For the year ended October 31, 2025, the Fund had redemptions

ClearBridge International Growth Fund 2026 Semi-Annual Report

in-kind with total proceeds in the amount of $153,903,004. The net realized gain on these redemptions in-kind amounted to $46,259,206, which was not realized for tax purposes.
11. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
ClearBridge International Growth Fund 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

ClearBridge International Growth Fund

ClearBridge
International Growth Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager/adviser
ClearBridge Investments, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
ClearBridge International Growth Fund
The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.
ClearBridge International Growth Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of ClearBridge International Growth Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90096-SFSOI 6/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 24, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 24, 2026